Post employment benefits - Weighted average assumptions used to determine group's deficit/surplus in main post employment plans (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
United Kingdom
Disclosure of defined benefit plans [line items]
Rate of general increase in salaries	3.30%	3.60%	3.70%
Rate of increase to pensions in payment	2.50%	2.80%	2.90%
Rate of increase to deferred pensions	2.30%	2.60%	2.70%
Discount rate for plan liabilities	5.60%	5.10%	5.20%
United Kingdom | CPI
Disclosure of defined benefit plans [line items]
Inflation	2.30%	2.60%	2.70%
United Kingdom | RPI
Disclosure of defined benefit plans [line items]
Inflation	2.80%	3.10%	3.20%
Ireland
Disclosure of defined benefit plans [line items]
Rate of general increase in salaries	3.40%	3.70%	3.90%
Rate of increase to pensions in payment	2.00%	2.20%	2.30%
Rate of increase to deferred pensions	2.00%	2.20%	2.40%
Discount rate for plan liabilities	3.80%	3.60%	3.60%
Ireland | CPI
Disclosure of defined benefit plans [line items]
Inflation	2.00%	2.30%	2.50%
United States
Disclosure of defined benefit plans [line items]
Rate of general increase in salaries	0.00%	0.00%	0.00%
Rate of increase to pensions in payment	0.00%	0.00%	0.00%
Rate of increase to deferred pensions	0.00%	0.00%	0.00%
Discount rate for plan liabilities	5.20%	5.30%	4.90%
United States | CPI
Disclosure of defined benefit plans [line items]
Inflation	2.30%	2.30%	2.20%